Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of reconciliation of income tax at federal statutory rate to effective rate of tax on financial statements
Tax at federal statutory rate	34.00%	34.00%	34.00%
Tax-exempt income	(17.00%)	(17.00%)	(29.00%)
Other	0.00%	(2.00%)	0.00%
Income tax expense, Rate, Total	17.00%	15.00%	5.00%
Tax at federal statutory rate, Amount	$ 1,143	$ 1,039	$ 475
Tax-exempt income, Amount	(580)	(513)	(399)
Other, Amount	(12)	(82)	(5)
Income Tax Expense Total	$ 551	$ 444	$ 71